Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2024
Unsecured senior notes
Schedule of unsecured senior notes
A summary of the Company’s senior notes due 2026, 2030 and 2050 (collectively “Senior Notes”) and the Convertible Senior Notes as of December 31, 2023 and 2024 is as follows:

	As of December 31,		Effective interest rate
	2023	2024
	(RMB in millions)
US$500 million 3.875% Senior Notes due 2026	3,520	3,582	4.15%
US$700 million 3.375% Senior Notes due 2030	4,898	4,973	3.47%
US$300 million 4.125% Senior Notes due 2050	1,993	2,024	4.25%
US$2,000 million 0.25% Convertible Senior Notes due 2029	—	14,191	0.79%

Carrying value	10,411	24,770
Unamortized discount and debt issuance costs of the Senior Notes	86	73
Unamortized debt issuance costs of the Convertible Senior Notes	—	186

Total principal amounts of unsecured senior notes	10,497	25,029

Summary of Principal Amounts due of Unsecured Senior Notes
As of December 31, 2024, the principal of the
Senior Notes
of RMB3,594 million
,
 RMB4,996 million and RMB2,062
million will be due in 2026, 2030 and 2050, respectively. The principal of the Convertible Senior Notes of
 RMB14,377
million will be due in 2029. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts	Total	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years	Beyond 5 years
	(RMB in millions)
Senior Notes	10,652	—	3,594	—	—	—	7,058
Convertible Senior Notes	14,377	—	—	—	—	14,377	—